Appendix II: Board and Senior Management Compensation - Life Insurance Premiums (Details) - Life insurance premiums	12 Months Ended
Dec. 31, 2019 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Life insurance premiums	€ 27,509
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Life insurance premiums	€ 13,799